PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2019
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks
Aerospace & Defense 6.0%
Boeing Co. (The)	47,099	$ 17,246,712
Safran SA (France)	143,167	23,399,457
		40,646,169
Entertainment 6.5%
Netflix, Inc.*	68,128	21,437,156
Walt Disney Co. (The)	151,196	22,918,290
		44,355,446
Health Care Equipment & Supplies 8.8%
DexCom, Inc.*	80,993	18,410,519
Edwards Lifesciences Corp.*	87,889	21,527,531
Intuitive Surgical, Inc.*	33,772	20,023,419
		59,961,469
Interactive Media & Services 11.3%
Alphabet, Inc. (Class A Stock)*	17,221	22,457,734
Alphabet, Inc. (Class C Stock)*	17,094	22,306,986
Facebook, Inc. (Class A Stock)*	158,441	31,948,043
		76,712,763
Internet & Direct Marketing Retail 14.7%
Alibaba Group Holding Ltd. (China), ADR*	169,708	33,941,600
Amazon.com, Inc.*	26,380	47,505,104
MercadoLibre, Inc. (Argentina)*	32,773	19,027,348
		100,474,052
IT Services 20.0%
Adyen NV (Netherlands), 144A*	29,946	22,975,250
FleetCor Technologies, Inc.*	42,896	13,165,640
Mastercard, Inc. (Class A Stock)	170,398	49,795,408
PayPal Holdings, Inc.*	107,334	11,593,145
Shopify, Inc. (Canada) (Class A Stock)*(a)	62,193	20,943,493
Square, Inc. (Class A Stock)*	128,318	8,869,340
Twilio, Inc. (Class A Stock)*(a)	90,270	9,323,086
		136,665,362

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 4.9%
Illumina, Inc.*	48,379	$ 15,518,048
Thermo Fisher Scientific, Inc.	57,365	18,009,742
		33,527,790
Software 6.0%
Coupa Software, Inc.*(a)	110,450	16,952,971
salesforce.com, Inc.*	148,726	24,225,978
		41,178,949
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	205,606	54,948,204
Textiles, Apparel & Luxury Goods 13.4%
adidas AG (Germany)	65,759	20,484,617
Lululemon Athletica, Inc.*	94,234	21,267,671
LVMH Moet Hennessy Louis Vuitton SE (France)	45,546	20,401,220
NIKE, Inc. (Class B Stock)	309,194	28,906,547
		91,060,055

Total Long-Term Investments (cost $443,810,215)		679,530,259

Short-Term Investments 4.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,298,889	4,298,889
PGIM Institutional Money Market Fund (cost $25,043,272; includes $25,003,684 of cash collateral for securities on loan)(b)(w)	25,040,643	25,043,147

Total Short-Term Investments (cost $29,342,161)		29,342,036

TOTAL INVESTMENTS 104.0% (cost $473,152,376)		708,872,295
Liabilities in excess of other assets (4.0)%		(27,055,848)

Net Assets 100.0%		$ 681,816,447

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,465,607; cash collateral of $25,003,684 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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